Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Total Compensation of Key Management Personnel

	2018 $m	2017 $m	2016 $m
Total compensation of key management personnel
Short-term employment benefits	18.2	21.3	19.2
Contributions to defined contribution pension plans	0.5	0.6	0.8
Equity compensation benefits	13.0	10.2	7.4
Termination benefits	0	1.9	—

	31.7	34.0	27.4

Summary of Related Party Disclosures for Associates and Joint Ventures

Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m	2018 $m	2017 $m	2016 $m
Revenue from associates and joint ventures	9	8	5	1	1	1	10	9	6
Loans to associates	0	—	9	0	—	—	0	—	9
Other amounts owed by associates and joint ventures	1	2	1	0	—	—	1	2	1
Amounts owed to associates and joint ventures	2	—	—	0	—	—	2	—	—